Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Hierarchy of Assets and Liabilities for which Fair Values are Disclosed (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	¥ 140	¥ 143
Long-term bank borrowings	50,792	30,745
Total	210,251	203,297
Not measured at fair value but for which fair values are disclosed [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	139	142
Long-term bank borrowings	49,971	32,355
Lease liabilities	81,232	82,653
Total	131,203	115,008
Not measured at fair value but for which fair values are disclosed [member] | Quoted prices in active markets (Level 1) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	0
Long-term bank borrowings	0	4,936
Lease liabilities	0
Total	0	4,936
Not measured at fair value but for which fair values are disclosed [member] | Significant observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	139	142
Long-term bank borrowings	49,971	27,419
Lease liabilities	81,232	82,653
Total	131,203	¥ 110,072
Not measured at fair value but for which fair values are disclosed [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [Line Items]
Deposits relating to aircraft held under leases included in other non-current assets	0
Long-term bank borrowings	0
Lease liabilities	0
Total	¥ 0